UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2012

Item 1.  Report to Stockholders.

[Calvert Tax-Free Reserves Money Market and Tax-Free Bond Semi-Annual Report to Shareholders]

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Dear Shareholder:

     In some respects, the first half of 2012 was eerily similar to the first half of 2011. The year began with a relatively healthy start for the U.S. economy and the sovereign debt crisis in the eurozone fading into the background. However, the eurozone debt issues again grabbed the spotlight during the second quarter, sparking new worries about European economies, the future of the euro currency itself, and the potential impact on economic growth in the United States.

As a result, the second quarter of 2012 again saw investors rush into relatively risk-free assets such as U.S. Treasuries when news from the eurozone looked bad, then move back into riskier securities like corporate bonds when it seemed to improve. Overall, the yield for the benchmark 10-year Treasury note fell over the course of the six-month reporting period, standing at 1.64% at the end of June. In fact, the 10-year Treasury yield reached a record low of 1.47% on June 1, and set another new low in July.

While money-market interest rates declined over the first half of the year in 2011, they were little changed at close to zero percent in 2012. Relative to the first half of 2011, corporate bonds fared a little better in the first six months of 2012, with the Barclays U.S. Credit Index gaining 4.55% versus last year’s first-half return of 3.41%.

We also seem to be in a better position going forward now than at the end of the first half of 2011. An agreement aimed at stabilizing Europe’s banking industry lifted investors’ confidence at the very end of the reporting period. One of the top domestic concerns at this point last year was how the economy and markets would fare given the end of QE2.

This year, the uncertainty surrounding the presidential election is a top concern, and we may see heightened volatility over the next few months as a result. However, that uncertainty has an end date, and, whatever the outcome, its resolution will likely benefit the markets. More troubling is the “fiscal cliff” expected in January 2013, when several income tax cuts will expire and large spending cuts will become effective unless Congress intervenes. But that, too, should see some resolution as we move closer to the end of the year.

A Truly Uneven Recovery

Overall, the two-steps-forward-one-step-back progress we’ve seen with some U.S. economic indicators explains why some consumers and businesses are feeling left behind in the midst of an “improving” economy.

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A Brookings Institution map depicting the economic recovery in metropolitan areas across the United States reveals no clear regional winners. Metro areas in Texas as well as Boston, Raleigh, San Jose, Seattle, Boise, Phoenix, Salt Lake City, Detroit, and Greenville, South Carolina have seen the strongest rebounds. Meanwhile, California’s Central Valley, Colorado Springs, Las Vegas, Tucson, Albany, Augusta, Honolulu, Providence, and Florida’s metro areas have lagged the most.1

The housing market has finally started to brighten in the past year. But again, the progress is sporadic. Home prices have risen the most in the western United States, increasing 5.5% year-over-year for the first six months of 2012, and declined the most in the Midwest, falling 0.7%.2 Furthermore, what some call a “flight to quality” in housing has boosted home sales and prices in highly desirable neighborhoods, while those in nearby, less-desirable areas languish.

In employment, data from the U.S. Labor Department shows more than 70% of jobs lost in service industries during the recession have returned, while only 15% of jobs lost in manufacturing, construction, and other goods-producing industries have come back. Even within industries, the differences can be stark. In retail, general merchandisers such as Costco have recouped 92% of lost positions, while department stores have regained just 41% of lost jobs.3

At Calvert, we are cautiously optimistic about the economic recovery in the months ahead. But it’s likely that we will see much uncertainty and the potential for renewed volatility on the journey back to more prosperous times for everyone.

New Fixed-Income Portfolio Manager

Shortly after the close of the reporting period, Calvert welcomed Vishal Khanduja, CFA, to our taxable fixed income portfolio management team. Mr. Khanduja will be a portfolio manager for Calvert Government Fund and Calvert Ultra-Short Income Fund.4 He spent the past four years at Columbia Management in Minneapolis, where he was co-portfolio manager for some of the firm’s inflation-protected securities funds. Prior to joining Columbia, he was an associate director in fixed-income analytics at Galliard Capital Management in Minneapolis. We look forward to tapping his experience in the global government and currency markets as we develop strategies to expand our fixed-income products into global markets.

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Recognition for Calvert’s 529 College Savings Plan

With college tuitions skyrocketing, 529 plans are critical tools for helping to fund higher education. Of course, performance is a key factor that both investors and advisors consider when choosing a college savings plan.

That’s why we’re pleased to announce that Savingforcollege.com, an independent source of 529-plan data and publications, ranked Calvert’s DC 529 College Savings Plan as the top-performing advisor-sold plan in the nation for one-year performance (including sales charges) for the period ending March 31, 2012. The DC 529 Plan also ranked fourth in the nation for three-year performance (including sales charges) for the same period.5 You can find out more about the plan at www.dccollegesavings.com.

Stay Informed in the Months Ahead

Maintaining a well-diversified mix of U.S. and international stocks, bonds, and cash appropriate for your goals and risk tolerance is one of the best ways to help mitigate the effects of the economy’s—and the markets’—uneven recovery. And of course, we recommend consulting your financial advisor if you have questions or concerns.

We also invite you to visit our website, www.calvert.com, for fund information, portfolio updates, and commentary from Calvert professionals. You can also now get the same information on the go with Calvert’s new iPhone® app, which is available for free at iTunes.

As always, we thank you for investing with Calvert.

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.
July 2012

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1. Brookings Institution, Metro Monitor - June 2012, www.brookings.edu/research/ interactives/july-metromonitor#overall

2. Clear Capital, “June Home Prices Provide Further Evidence of Budding Recovery. Forecast Indicates Further Increases Through 2012,”July 2012 Market Report, http:// clearcapital.com/company/MarketReport.cfm?month=July&year=2012

3. Paul Davison and Barbara Hansen, “Service Businesses Lead Uneven Jobs Recovery,” USA Today, July 15, 2012, www.usatoday.com/money/economy/story/2012-07-15/jobs-recovered/56242656/1

4. Investment in mutual funds involves risk, including possible loss of principal invested. For more information on any Calvert fund, please contact Calvert at 800.368.2748 for a free summary prospectus and/or prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The summary prospectus and prospectus contain this and other information. Read them carefully before you invest or send money. Calvert mutual funds are underwritten and distributed by Calvert Investment Distributors, Inc., member FINRA and subsidiary of Calvert Investments, Inc.

5. Savingforcollege.com derives the rankings using each plan’s relevant portfolio performance in seven unique asset allocation categories: 100% Equity, 80% Equity, 60% Equity, 40% Equity, 20% Equity, 100% Fixed and 100% ShortTerm. The plan’s composite ranking is determined by the average of its percentile ranking in these categories. Within each category, portfolios are compared and ranked based on published investment returns. Separate rankings are produced for one-, three-, and five-year periods. In addition, two versions of rankings for each performance period are produced: one based on performance without sales charges and the other based on performance with maximum sale charges. Please visit savingforcollege.com for more information about the ranking. See the plan’s progam disclosure statement at http:// www.savingforcollege.com/articles/2012-3-year-top-performing-direct-plans-q1 for more information regarding its performance, fees and expenses.

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Performance

The six-month reporting period ended June 30, 2012 was roughly divided into two phases. The first, from January through mid-March, featured rising interest rates and improving U.S. economic data. On average, 226,000 new jobs were added each month during the first quarter of 2012, compared with a monthly average of 164,000 jobs for the last quarter of 2011. The unemployment rate fell from 8.5% in December to 8.1% in April.

Calvert Tax-Free Money Market
Portfolio
June 30, 2012

Investment Performance
(total return at nav*)
	6 months	12 months
	ended	ended
	6/30/12	6/30/12
Class O	0.005%	0.01%
Lipper Tax Exempt
Money Market Funds
Average	0.01%	0.01%

Average Annual Total Returns
Six month**		0.005%
One year		0.01%
Five year		0.68%
Ten year		1.11%

7-day Simple/Effective Yield
7-day simple yield		0.01%
7-day effective yield		0.01%

		% of Total
Investment Allocation		Investments
Municipal Variable Rate
Demand Notes		97%
Other Municipal Notes		3%
Total		100%

Weighted Average Maturity
	6/30/12	12/31/11
	6 days	14 days

* Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Visit www.calvert.com for current performance data.

** Total Return is not annualized for periods of less than one year.

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Improvements such as these prompted market participants to speculate about an earlier-than-expected end to the Federal Reserve (Fed) easing cycle, driving market interest rates up. In fact, the benchmark 10-year Treasury note yield steadily rotated around the 2% level for a number of months before reaching nearly 2.4% in mid-March.

However, troubles in the euro area returned to the fore in early April, dominating the direction of the financial markets. Political turmoil and another failed bail-out in Greece led officials to talk openly for the first time about the possibility of Greece exiting from the euro. Spain’s deterioration in bank capital and funding access was another enormous problem, as well as government bond yields in Spain and Italy spiking into the danger zone.

On the other hand, yields of safe-haven government bonds, such as German bunds and U.S. Treasuries, plunged to record or near-record lows as investors once again sought refuge from the storm. In June, Spain requested a European Union (EU) bailout to recapitalize its banks without requiring more sovereign borrowing. The EU subsequently released a statement outlining its next steps for resolving the currency union crisis. This temporarily calmed the markets, but this cycle looks likely to repeat again later this year.

Calvert Tax-Free Bond Fund
June 30, 2012
Investment Performance
(total return at nav*)
	6 months	12 months
	ended	ended
	6/30/12	6/30/12
Class A	3.47%	8.41%
Barclays Municipal
Bond Index	3.66%	9.90%
Lipper General
Municipal Debt
Funds Average	4.98%	11.14%

	% of Total
Economic Sectors	Investments
Bond Bank		0.6%
Electric		1.5%
Health / Hospital		14.6%
Higher Education		8.5%
Housing		2.4%
Industrial Development Revenue /
Pollution Control Revenue		4.7%
Lease / Certificate of Participation		0.4%
Local General Obligation		21.8%
Other Revenue		8.9%
Other Transportation		1.3%
Prerefunded / Escrow to Maturity		8.1%
Special Tax		1.8%
State General Obligation		13.5%
Transportation		6.2%
Water& Sewer		5.7%
Total		100%

*Total Return at NAV does not reflect the deduction of the Portfolio’s maximum front-end sales charge of 3.75% and assumes reinvestment of dividends. Total return is not annualized for periods of one year or less.

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U.S. economic data also started to soften in the second quarter of 2012. Payroll growth for the second quarter of 2012 decelerated to a monthly pace of just 75,000 jobs. The decline in the unemployment rate stalled. Investors began to consider the odds of extreme federal fiscal tightening in 2013 depending on the outcome of the presidential and congressional elections—the so-called “fiscal cliff” of coinciding tax increases and spending cuts that will be effective on January 1, 2013 unless the federal government takes action.

China’s economic growth measurements retreated as well. By the end of June, a number of advanced and emerging economy central banks had eased monetary policy. This included the Fed, which extended the “operation twist” program for another six months and signaled a willingness to take more easing measures if needed.

Calvert Tax-Free Bond Fund
June 30, 2012
Average Annual Total Returns

Class A	(with max. load)
Six month*		-0.37%
One year		4.33%
Five year		2.75%
Ten year		3.42%

Effective Duration
	6/30/12	12/31/11
	4.85 years	6.02 years

Monthly Dividend Yield
	6/30/12	12/31/11
	2.89%	3.22%

SEC Yield
	30 days ended
	6/30/12	12/31/11
	1.93%	2.37%

* Total Return is not annualized for periods of less than one year.

Over the reporting period, the yield on the 10-year Treasury note fell 0.25 percentage points to 1.64%. Taxable and tax-exempt money market rates were little changed, pinned down by the Fed’s near-zero interest rate monetary policy. Yield curves flattened in major bond market sectors, including municipal bonds. In fact, longer-term municipal bond yields declined while the Barclays Municipal Bond index gained 3.66%.

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Growth of $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 years. The results shown reflect the deduction of the maximum front-end sales charge of 3.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of the Portfolio shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.91%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Portfolio’s operating expenses.

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Outlook

In broad strokes, the first half of 2012 followed a pattern similar to the prior two years. Initially better economic data pushed interest rates higher, only to have rates fall later on heightened euro turmoil and evidence of slowing economic growth. Looking ahead, we continue to expect bouts of financial market volatility. The euro-area crisis is on a long-term timeline.

Relatively speaking, the United States has fared better than most of the rest of the world and the housing market has shown signs of bottoming. However, the labor market remains weak and is a top concern for Fed leadership. We expect headline and core inflation rates to remain low. With the Fed ready to ease policy later this year if needed, we expect interest rates to remain very low as well unless there is an abrupt and sustained change in U.S. growth and euro rescue prospects.

July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
MONEY MARKET	ACCOUNT VALUE	ACCOUNTVALUE	1/1/12 -
CLASS O	1/1/12	6/30/12	6/30/12

Actual	$1,000.00	$1,000.05	$0.98

Hypothetical	$1,000.00	$1,023.89	$0.99
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
TAX-FREE BOND	ACCOUNT VALUE	ACCOUNTVALUE	1/1/12 -
CLASS A	1/1/12	6/30/12	6/30/12

Actual	$1,000.00	$1,035.31	$4.60

Hypothetical	$1,000.00	$1,020.35	$4.56
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 2012

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 101.4%	AMOUNT	VALUE
Alabama - 4.9%
Birmingham Alabama Industrial Development Board Revenue
VRDN, 0.24%, 5/1/29, LOC: Renasant Bank,
C/LOC: FHLB (r)	$ 455,000	$455,000
Columbia Alabama Industrial Development Board
Pollution Control Revenue VRDN, 0.19%, 6/1/22,
GA: Alabama Power Co. (r)	5,000,000	5,000,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone
Revenue VRDN:
0.25%, 3/1/27, LOC: JPMorgan Chase Bank (r)	5,800,000	5,800,000
0.20%, 4/1/28, LOC: Bank of Nova Scotia (r)	9,500,000	9,500,000
		20,755,000

Alaska - 2.7%
Alaska Industrial Development & Export Authority Revenue
VRDN, 0.19%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 3.5%
Arizona Health Facilities Authority Revenue VRDN, 0.29%,
3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue
VRDN, 0.26%, 8/1/22, LOC: Farm Credit Services,
C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.18%, 1/15/32,
CEI: Fannie Mae (r)	6,750,000	6,750,000
		14,650,000

California - 4.8%
California Infrastructure & Economic Development Bank
Revenue VRDN, 0.27%, 4/1/42, LOC:
Bank of America (r)	2,025,000	2,025,000
California Pollution Control Financing Authority Revenue
VRDN, 0.25%, 3/1/16, LOC: Comerica Bank (r)	525,000	525,095
California Statewide Communities Development Authority
MFH Revenue VRDN, 0.18%, 10/15/34, CEI:
Fannie Mae (r)	1,220,000	1,220,000
California Statewide Communities Development Authority
Special Tax Revenue VRDN, 0.21%, 5/1/22, LOC: Bank
of the West, C/LOC: CALSTRs (r)	1,230,000	1,230,000
Hayward California MFH Revenue VRDN, 0.17%, 5/1/38,
CEI: Freddie Mac (r)	8,600,000	8,600,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
California - Cont’d
Manteca Redevelopment Agency Tax Allocation VRDN,
0.15%, 10/1/42, LOC: State Street Bank & Trust (r)	$1,300,000	$1,300,000
Victorville California MFH Revenue VRDN, 0.65%,
12/1/15, LOC: Citibank (r)	5,640,000	5,640,000
		20,540,095

Colorado - 4.6%
Aurora Centretech Colorado Metropolitan District GO VRDN,
0.19%, 12/1/28, LOC: U.S. Bank (r)	3,015,000	3,015,000
Colorado HFA Revenue VRDN:
Hamptons Apts. Project, 0.17%, 10/15/16, CEI: Fannie
Mae (r)	3,150,000	3,150,000
Silver Apts. Project, 0.17%, 10/15/16, CEI: Fannie Mae (r)	5,550,000	5,550,000
Woodstream Village Project, 0.20%, 2/1/31, CEI:
Fannie Mae (r)	900,000	900,000
Englewood Colorado MFH Revenue VRDN, 0.19%, 12/1/26,
CEI: Freddie Mac (r)	2,200,000	2,200,000
Meridian Ranch Colorado Metropolitan District GO VRDN,
0.19%, 12/1/38, LOC: US Bank (r)	1,125,000	1,125,000
Westminster Colorado Economic Development Authority
Revenue Tax Increment VRDN, 0.19%, 12/1/28, LOC:
U.S. Bank (r)	3,465,000	3,465,000
		19,405,000

Connecticut - 1.6%
Connecticut Health & Educational Facility Authority Revenue
VRDN, 0.17%, 7/1/38, LOC: Sovereign Bank, C/LOC:
Bank of New York Mellon (r)	4,560,000	4,560,000
Connecticut HFA Revenue VRDN, 0.15%, 7/1/32, LOC:
HSBC USA, Inc. (r)	2,155,000	2,155,000
		6,715,000

District Of Columbia - 3.2%
District of Columbia GO VRDN, 0.17%, 6/1/27, LOC:
TD Bank (r)	5,895,000	5,895,000
District of Columbia HFA MFH Revenue VRDN, 0.20%,
11/1/38, CEI: Freddie Mac (r)	2,855,000	2,855,000
District of Columbia Revenue VRDN:
0.40%, 9/1/23, LOC: Bank of America (r)	3,400,000	3,400,000
0.15%, 4/1/38, LOC: PNC Bank (r)	1,500,000	1,500,000
		13,650,000

Florida - 1.1%
Collier County Florida Finance Authority MFH Revenue VRDN,
0.22%, 7/15/34, CEI: Fannie Mae (r)	200,000	200,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Florida - Cont’d
Florida Housing Finance Corp. MFH Revenue VRDN, 0.18%,
10/15/32, CEI: Fannie Mae (r)	$ 1,900,000	$1,900,000
Palm Beach County Florida Revenue VRDN:
0.19%, 10/1/31, LOC: Northern Trust Co. (r)	2,500,000	2,500,000
0.21%, 1/1/34, LOC: TD Bank (r)	270,000	270,000
		4,870,000

Georgia - 1.5%
Columbus Georgia Downtown Development Authority Revenue
VRDN, 0.23%, 8/1/15, LOC: Columbus Bank & Trust,
C/LOC: FHLB (r)	1,860,000	1,860,000
Marietta Georgia Housing Authority MFH Revenue VRDN,
0.18%, 7/1/24, CEI: Freddie Mac (r)	4,700,000	4,700,000
		6,560,000

Hawaii - 0.1%
Hawaii Department of Budget & Finance Revenue VRDN,
0.20%, 12/1/21, LOC: Union Bank (r)	245,500	245,500

Idaho - 1.4%
Idaho GO Notes, 2.00%, 6/28/13	6,000,000	6,106,560

Illinois - 6.7%
Illinois Development Finance Authority Revenue VRDN:
0.19%, 6/1/19, LOC: Northern Trust Co. (r)	2,755,000	2,755,000
0.19%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois Finance Authority Revenue VRDN, 0.65%, 6/1/26,
LOC: Fifth Third Bank (r)	7,200,000	7,200,000
Illinois Toll Highway Authority Revenue VRDN:
0.18%, 7/1/30, LOC: Northern Trust Co. (r)	500,000	500,000
0.20%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	13,000,000	13,000,000
		28,455,000

Indiana - 3.6%
Goshen Indiana Economic Development Revenue VRDN,
0.18%, 10/1/42, LOC: JPMorgan Chase Bank (r)	8,120,000	8,120,000
Jasper County Indiana Industrial Economic Recovery Revenue
VRDN, 0.28%, 2/1/22, LOC: Farm Credit Services,
C/LOC: Rabobank (r)	5,275,000	5,275,000
Vigo County Indiana Industrial Economic Development
Revenue VRDN, 0.38%, 5/1/16, LOC: Wells
Fargo Bank (r)	2,000,000	2,000,000
		15,395,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Iowa - 2.0%
Hills City Iowa Health Facilities Revenue VRDN, 0.17%,
8/1/35, LOC: U.S. Bank (r)	$ 2,785,000	$2,785,000
Iowa Finance Authority Health Facilities Revenue VRDN,
0.17%, 6/1/27, LOC: JPMorgan Chase Bank (r)	1,910,000	1,910,000
Iowa Finance Authority Revenue VRDN, 0.28%, 7/1/18, LOC:
Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
		8,345,000

Kentucky - 2.0%
Morehead Kentucky League of Cities Funding Trust Lease
Program Revenue VRDN, 0.17%, 6/1/34, LOC:
U.S. Bank (r)	5,977,500	5,977,500
Winchester Kentucky Industrial Building Revenue VRDN,
0.42%, 10/1/18, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
		8,377,500

Louisiana - 1.7%
St. Tammany Parish Louisiana Development District Revenue
VRDN, 0.24%, 3/1/33, LOC: Whitney National Bank,
C/LOC: FHLB (r)	7,315,000	7,315,000

Maryland - 4.7%
Maryland Health & Higher Educational Facilities Authority
Revenue VRDN, 0.28%, 7/1/34, LOC: Bank of America (r)	1,500,000	1,500,000
Maryland Transportation Authority Revenue VRDN,
0.17%, 7/1/13, LOC: State Street Bank (r)	7,245,000	7,245,000
Montgomery County Maryland Housing Opportunities
Commission Revenue VRDN, 0.18%, 12/1/30,
CEI: Fannie Mae (r)	11,370,000	11,370,000
		20,115,000

Massachusetts - 0.9%
Massachusetts Development Finance Agency Revenue VRDN,
0.18%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000

Michigan - 4.1%
Chelsea Michigan Economic Development Corp. LO Revenue
VRDN, 0.19%, 10/1/36, LOC: Comerica Bank (r)	4,875,000	4,875,000
Michigan Hospital Finance Authority Revenue VRDN, 0.19%,
3/1/30, LOC: Comerica Bank (r)	12,460,000	12,460,000
		17,335,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Minnesota - 2.9%
Richfield Minnesota MFH Revenue VRDN:
0.17%, 3/1/34, CEI: Freddie Mac (r)	$2,000,000	$2,000,000
0.17%, 10/1/53, LOC: Wells Fargo Bank (r)	3,000,000	3,000,000
St. Louis Park Minnesota MFH Revenue
VRDN, 0.17%, 8/1/34, CEI: Freddie Mac (r)	7,292,000	7,292,000
		12,292,000

Mississippi - 4.1%
Mississippi Business Finance Corp. Revenue VRDN:
0.17%, 3/1/17, LOC: PNC Bank (r)	5,555,000	5,555,000
0.24%, 3/1/33, LOC: Whitney National Bank,
C/LOC: FHLB (r)	5,165,000	5,165,000
Prentiss County Mississippi Revenue VRDN, 0.70%, 10/1/17,
LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		17,470,000

Missouri - 1.9%
Carthage Missouri IDA Revenue VRDN, 0.42%, 9/1/30, LOC:
Wells Fargo Bank (r)	2,000,000	2,000,000
Missouri Health & Educational Facilities Authority Revenue
VRDN, 0.18%, 12/1/35, LOC: Commerce Bank (r)	6,000,000	6,000,000
		8,000,000

Nevada - 0.0%
Nevada Housing Division Revenue VRDN, 0.18%, 4/15/39,
CEI: Fannie Mae (r)	150,000	150,000

New Hampshire - 0.6%
New Hampshire Health & Education Facilities Authority
Revenue VRDN, 0.32%, 10/1/23, LOC: Bank
of America (r)	2,530,000	2,530,000

New Jersey - 2.2%
New Jersey Health Care Facilities Financing Authority Revenue
VRDN, 0.28%, 7/1/33, LOC: Bank of America (r)	4,590,000	4,590,000
New Jersey Turnpike Authority Revenue VRDN, 0.14%, 1/1/24,
LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000
		9,390,000
New York - 9.1%
Albany New York IDA Revenue VRDN, 0.23%, 6/1/34,
LOC: M&T Trust Co. (r)	5,500,000	5,500,000
Monroe County New York IDA Revenue VRDN, 0.30%,
12/1/34, LOC: M&T Trust Co. (r)	1,290,000	1,290,000
New York City Housing Development Corp. MFH Revenue
VRDN, 0.21%, 11/1/38, CEI: Freddie Mac (r)	1,700,000	1,700,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
New York - Cont’d
New York State HFA Revenue VRDN:
0.17%, 5/15/34, CEI: Fannie Mae (r)	$10,900,000	$10,900,000
0.19%, 5/15/37, CEI: Fannie Mae (r)	15,900,000	15,900,000
Oswego County New York IDA Civic Facilities Revenue
VRDN, 0.23%, 1/1/24, LOC: M&T Trust Co. (r)	3,595,000	3,595,000
		38,885,000

Ohio - 2.2%
Franklin County Ohio Health Care Revenue VRDN, 0.16%,
11/1/34, LOC: PNC Bank (r)	4,095,000	4,095,000
Hamilton County Ohio Healthcare and Life Enriching
Community Revenue VRDN, 0.19%, 1/1/37, LOC:
PNC Bank (r)	5,235,000	5,235,000
		9,330,000

Pennsylvania - 4.7%
Allegheny County Pennsylvania Hospital Development
Authority Revenue VRDN, 0.18%, 7/15/28, CEI:
Fannie Mae (r)	2,885,000	2,885,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.17%,
6/1/38, LOC: PNC Bank (r)	2,680,000	2,680,000
Haverford Township Pennsylvania School District GO VRDN,
0.18%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.22%, 7/1/38,
LOC: Bank of Scotland (r)	8,300,000	8,300,000
Washington County Hospital Authority Revenue,
0.45%, 7/1/37 (mandatory put, 7/1/13 @ 100) (r)	4,000,000	4,000,000
		19,865,000

Rhode Island - 2.9%
Rhode Island Health & Educational Building Corp. Revenue
VRDN:
0.17%, 12/1/31, LOC: RBS Citizens (r)	2,650,000	2,650,000
0.17%, 4/1/35, LOC: RBS Citizens (r)	9,455,000	9,455,000
		12,105,000

South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority
Health Facilities Revenue VRDN, 0.16%, 4/1/27, LOC:
Wells Fargo Bank (r)	2,400,000	2,400,000

South Dakota - 0.4%
South Dakota MFH Development Authority Revenue VRDN,
0.18%, 1/1/44, CEI: Freddie Mac (r)	1,900,000	1,900,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Tennessee - 1.2%
Sevier County Tennessee Public Building Authority Revenue
VRDN, 0.22%, 6/1/25, LOC: SmartBank,
C/LOC: FHLB (r)	$5,030,000	$5,030,000

Texas - 1.0%
Houston Texas Utility System Revenue Bonds, 5.00%,
12/1/30 (prerefunded 12/01/12 @ 100)	2,000,000	2,039,173
Tarrant County Texas Industrial Development Corp. Revenue
VRDN, 0.30%, 9/1/27, LOC: JPMorgan Chase Bank (r)	2,200,000	2,200,000
		4,239,173

Utah - 0.7%
Utah Housing Corp. MFH Revenue VRDN, 0.23%, 4/1/42,
CEI: Freddie Mac (r)	3,125,000	3,125,000

Vermont - 1.2%
Vermont Educational & Health Buildings Financing Agency
Revenue VRDN:
0.25%, 6/1/22, LOC: People’s United Bank., C/LOC:
Wells Fargo Bank (r)	580,000	580,000
0.19%, 10/1/28, LOC: TD Bank (r)	905,000	905,000
0.18%, 1/1/33, LOC: TD Bank (r)	3,455,000	3,455,000
		4,940,000

Virginia - 3.5%
Alexandria Virginia IDA Revenue VRDN, 0.19%, 10/1/30,
LOC: Branch Bank & Trust (r)	14,785,000	14,785,000

Wisconsin - 3.3%
Grafton Wisconsin IDA Revenue VRDN, 1.54%, 12/1/17,
LOC: U.S. Bank (r)	1,155,000	1,155,000
Wisconsin Health & Educational Facilities Authority Revenue
VRDN:
0.23%, 11/1/23, LOC: U.S. Bank (r)	5,200,000	5,200,000
0.17%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,470,000	4,470,000
0.17%, 4/1/35, LOC: U.S. Bank (r)	3,325,000	3,325,000
		14,150,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Wyoming - 3.8%
Gillette Wyoming Pollution Control Revenue VRDN, 0.19%,
1/1/18, LOC: Barclays Bank (r)	$16,200,000	$16,200,000

Total Municipal Obligations (Cost $431,220,828)		431,220,828

TOTAL INVESTMENTS (Cost $431,220,828) - 101.4%		431,220,828
Other assets and liabilities, net - (1.4%)		(5,981,294)
NET ASSETS - 100%		$425,239,534

NET ASSETS CONSIST OF:
Paid-in capital applicable to 425,364,612 Class O shares of beneficial
interest, unlimited number of no par value shares authorized		$425,255,925
Undistributed net investment income		14,881
Accumulated net realized gain (loss) on investments		(31,272)

NET ASSETS		$425,239,534

NET ASSET VALUE PER SHARE		$1.00

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

TAX-FREE BOND FUND
STATEMENT OF NET ASSETS
June 30, 2012
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.4%	AMOUNT	VALUE
Alabama - 2.3%
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	$2,000,000	$2,310,280
Tuscaloosa County Alabama IDA Gulf Opportunity Zone
Revenue VRDN, 0.25%, 3/1/27 (r)	1,800,000	1,800,000
		4,110,280

California - 0.4%
Long Beach California Unified School District GO Bonds,
Zero Coupon, 8/1/25	1,000,000	572,490
Victorville California MFH Revenue VRDN, 0.65%, 12/1/15 (r)	200,000	200,000
		772,490

Colorado - 1.2%
Colorado Health Facilities Authority Revenue Bonds,
5.00%, 7/1/39	2,000,000	2,114,880

Connecticut - 2.1%
Connecticut Health & Educational Facility Authority
Revenue Bonds:
5.00%, 7/1/35	1,015,000	1,112,267
4.85%, 7/1/37	1,360,000	1,530,068
5.05%, 7/1/42	1,000,000	1,134,940
		3,777,275

District Of Columbia - 2.0%
Metropolitan Washington DC Airport Authority System
Revenue Bonds, 5.00%, 10/1/25	3,250,000	3,519,327

Florida - 7.9%
Highlands County Florida Health Facilities Authority
Revenue Bonds:
5.125%, 11/15/32 (r)	2,060,000	2,176,699
5.625%, 11/15/37 (r)	1,080,000	1,205,723
Miami-Dade County Florida Aviation Revenue Bonds,
5.00%, 10/1/41	2,500,000	2,624,300
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,729,480
Miami-Dade County Florida IDA Revenue Bonds, 8.00%,
6/1/22	730,000	729,985
Miami-Dade County Florida Professional Sports Franchise
Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed
to maturity)	2,675,000	3,502,859
Miami-Dade County Florida School Board COPs, 5.00%,
8/1/20	1,000,000	1,050,640
		14,019,686

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Georgia - 2.4%
Columbus Georgia Downtown IDA Revenue Bonds,
5.61%, 7/1/29 (j)(r)*	$3,900,000	$1,481,805
Georgia GO Bonds:
4.50%, 7/1/28	1,000,000	1,155,150
4.50%, 1/1/29	1,500,000	1,678,140
		4,315,095

Hawaii - 1.9%
Honolulu City and County Hawaii GO Bonds:
Series A, 5.00%, 7/1/26	1,000,000	1,101,550
Series B, 5.00%, 12/1/34	2,000,000	2,265,460
		3,367,010

Illinois - 2.7%
Du Page Cook & Will Counties Community College GO
Bonds, 5.25%, 6/1/25	1,000,000	1,206,070
Illinois GO Bonds:
5.00%, 8/1/22	1,250,000	1,407,963
5.00%, 8/1/24	250,000	273,425
Illinois Metropolitan Pier and Exposition Authority
Dedicated Tax Revenue Bonds, 5.75%, 6/15/41	500,000	506,000
Lake County Illinois Community High School District GO
Bonds, 7.375%, 2/1/20	1,000,000	1,381,530
		4,774,988

Iowa - 0.7%
Iowa SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,186,990

Kansas - 1.3%
Kansas Development Finance Authority Hospital
Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,154,310
5.75%, 11/15/38	1,000,000	1,145,840
		2,300,150

Louisiana - 0.9%
Louisiana Public Facilities Authority Revenue Bonds,
5.25%, 11/1/17	1,340,000	1,522,562

Maryland - 0.4%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	157,000	153,684
Series B, 3.907%, 7/1/14 (r)	427,000	417,982

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Maryland - Cont’d
Maryland Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	$245,000	$64,925
Series C, Zero Coupon, 7/1/48 (k)	337,865	3
		636,594
Massachusetts - 3.1%
Boston Massachusetts Water & Sewer Commission Revenue
Bonds, 5.00%, 11/1/30	1,000,000	1,153,600
Commonwealth of Massachusetts GO Bonds, 4.00%, 10/1/28	1,000,000	1,072,730
Massachusetts Health & Educational Facilities Authority
Revenue Bonds, 5.00%, 7/15/36	3,040,000	3,348,104
		5,574,434

Michigan - 0.6%
Ann Arbor Michigan School District GO Bonds, 4.75%,
5/1/29	1,000,000	1,080,130

Missouri - 1.0%
Kansas City Missouri GO Bonds, 4.50%, 2/1/24	1,500,000	1,751,145

Nevada - 0.3%
Nevada Housing Division Revenue VRDN, 0.18%, 4/15/39 (r)	500,000	500,000

New Jersey - 4.3%
Essex County New Jersey Improvement Authority Revenue
Bonds, 5.25%, 12/15/21	3,280,000	4,012,850
New Jersey Transportation Trust Fund Authority Revenue
Bonds, 5.25%, 12/15/23	1,830,000	2,241,567
Ocean County New Jersey Utilities Authority Wastewater
Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,283,050
		7,537,467

New Mexico - 2.4%
New Mexico Hospital Equipment Loan Council Revenue
Bonds, 5.125%, 8/1/35	4,010,000	4,334,770

New York - 1.9%
New York State Dormitory Authority Revenue Bonds:
5.00%, 8/15/29	1,000,000	1,156,030
5.00%, 3/15/37	1,430,000	1,543,614
New York State Local Government Assistance Corp. Revenue
Bonds, 6.00%, 4/1/14	660,000	706,675
		3,406,319

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
North Carolina - 3.9%
Columbus County North Carolina Industrial Facilities &
Pollution Control Financing Authority Revenue Bonds,
5.70%, 5/1/34	$1,000,000	$1,083,270
North Carolina Medical Care Commission Revenue Bonds,
5.00%, 6/1/42	3,700,000	3,933,174
Wake County North Carolina GO Bonds, 5.00%, 3/1/23	1,625,000	1,935,765
		6,952,209

North Dakota - 1.5%
Three Affiliated Tribes of the Fort Berthold Reservation
Revenue Bonds, 5.566%, 11/1/19 (r)	2,805,000	2,563,490

Ohio - 4.2%
Cincinnati Ohio City School District GO Bonds, 5.25%,
12/1/30	1,000,000	1,283,650
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,646,625
Ohio GO Bonds, 4.00%, 3/15/27	1,000,000	1,068,950
Ohio State University GR Revenue Bonds, 5.00%, 12/1/29	2,000,000	2,517,800
		7,517,025

Oregon - 1.3%
Oregon GO Bonds, 5.00%, 8/1/25	1,985,000	2,369,276

Pennsylvania - 1.8%
Indiana County Pennsylvania IDA Revenue Bonds, 4.00%,
5/1/30	500,000	489,480
Mount Lebanon Pennsylvania School District GO Bonds,
5.00%, 2/15/27	2,000,000	2,366,320
South Wayne County Pennsylvania Water and Sewer Authority
Revenue Bonds, 5.95%, 10/15/12 (escrowed to maturity)	285,000	289,834
		3,145,634

Puerto Rico - 3.0%
Puerto Rico Commonwealth GO Bonds, 6.50%, 7/1/14	1,000,000	1,096,350
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, 5.00%, 7/1/40 (prerefunded
7/01/15 @ 100)	500,000	567,360
Puerto Rico Highway & Transportation Authority Revenue
Bonds, 5.50%, 7/1/29	2,000,000	2,316,380
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%,
8/1/27 (escrowed to maturity)	1,000,000	1,360,020
		5,340,110

Rhode Island - 0.8%
Rhode Island and Providence Plantation GO Bonds,
4.00%, 8/1/24	1,000,000	1,098,450
Rhode Island Port Authority and Economic Development
Corp. Airport Revenue Bonds, 7.00%, 7/1/14	275,000	285,984
		1,384,434

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
South Carolina - 1.9%
Charleston South Carolina Waterworks and Sewer System
Revenue Bonds, 5.00%, 1/1/41	$1,000,000	$1,135,500
Columbia South Carolina Waterworks and Sewer System
Revenue Bonds:
5.00%, 2/1/28	1,000,000	1,116,010
5.00%, 2/1/30	1,000,000	1,179,380
		3,430,890

Tennessee - 0.7%
Memphis Tennesee GO Bonds, 5.00%, 7/1/23	1,000,000	1,194,370

Texas - 18.6%
Allen Texas Independent School District GO Bonds, 5.00%,
2/15/41	1,000,000	1,125,900
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,424,950
Dallas Texas Area Rapid Transit Revenue Bonds,
5.00%, 12/1/28	1,475,000	1,659,875
El Paso County Texas GO Bonds, 5.00%, 2/15/32	1,000,000	1,111,620
Harris County Texas Flood Control District Revenue Bonds,
5.00%, 10/1/27	3,450,000	4,036,880
Hidalgo County Texas Drain District No 1 Bonds, 5.00%,
9/1/25	3,010,000	3,402,895
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	2,505,000	3,508,904
Longview Texas Independent School District GO Bonds, Zero
Coupon, 2/15/18	500,000	462,580
Manor Texas Independent School District GO Bonds,
4.50%, 8/1/24	1,000,000	1,058,370
Mission Economic Development Corp. Revenue Bonds,
6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,109,540
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,281,450
5.25%, 2/1/35	3,345,000	4,428,848
Port of Houston Texas Tax Authority GO Bonds, 5.00%,
10/1/35	1,830,000	2,108,819
Texas GO Bonds, 5.00%, 4/1/22	1,000,000	1,137,060
Texas Transportation Commission Revenue Bonds, 4.375%,
4/1/25	2,000,000	2,121,240
		32,978,931

Vermont - 7.9%
Burlington Vermont Electric System Revenue Bonds, 5.375%,
7/1/12	1,405,000	1,405,393
Rutland County Vermont Solid Waste District Revenue Bonds,
6.85%, 11/1/12	100,000	101,775
University of Vermont and State Agriculture College Revenue
Bonds, 5.00%, 10/1/23	1,000,000	1,103,720

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Vermont - Cont’d
Vermont Educational & Health Buildings Financing Agency
Revenue Bonds:
5.00%, 12/1/12	$1,000,000	$1,013,290
5.00%, 11/1/32	1,810,000	1,839,413
5.00%, 10/31/46	1,000,000	1,054,990
Vermont GO Bonds:
5.00%, 8/15/20	1,000,000	1,230,200
4.25%, 3/1/26	905,000	999,871
4.50%, 7/15/26	1,000,000	1,097,960
4.50%, 3/1/28	1,150,000	1,285,999
Vermont HFA Revenue Bonds, 5.35%, 5/1/36	75,000	80,182
Vermont HFA Single Family Revenue Bonds, 4.00%,
11/1/12 (r)	395,000	398,294
Vermont Municipal Bond Bank Revenue Bonds, 5.00%,
12/1/17	1,000,000	1,099,910
Vermont Public Power Supply Authority Revenue Bonds,
5.25%, 7/1/13	1,200,000	1,253,628
		13,964,625

Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,087,270
6.375%, 10/1/19	915,000	918,056
4.25%, 10/1/29	200,000	201,694
		2,207,020

Virginia - 1.8%
Commonwealth of Virginia GO Bonds, 4.00%, 6/1/33	1,000,000	1,069,660
Loudoun County Virginia Sanitation Authority Revenue
Bonds, 5.00%, 1/1/27	1,725,000	2,026,185
		3,095,845

Washington - 6.5%
King County Washington Sewer Revenue Bonds, 5.00%,
1/1/50	3,000,000	3,278,970
Washington GO Bonds:
5.00%, 2/1/23	1,000,000	1,192,280
5.00%, 1/1/28	3,090,000	3,556,806
4.00%, 2/1/31	1,000,000	1,038,750
Washington Health Care Facilities Authority Revenue Bonds,
4.875%, 10/1/30	2,310,000	2,506,835
		11,573,641

West Virginia - 1.3%
West Virginia Economic Development Authority
Commonwealth Development Revenue Bonds,
6.68%, 4/1/25 (b)(g)(r)*	24,320,000	2,298,240

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
Wisconsin - 1.6%
Wisconsin Health & Educational Facilities Authority Revenue
Bonds, 5.00%, 11/15/30	$2,600,000	$2,844,478

Other - 1.6%
Capital Trust Agency, Inc. Housing Revenue Bonds, 5.95%,
1/15/39 (c)*	14,452,566	2,889,212

Total Municipal Obligations (Cost $197,854,402)		176,351,022

TOTAL INVESTMENTS (Cost $197,854,402) - 99.4%		176,351,022
Other assets and liabilities, net - 0.6%		999,472
NET ASSETS - 100%		$177,350,494

NET ASSETS CONSIST OF:
Paid-in capital applicable to 10,968,710 Class A shares of
beneficial interest, unlimited number of no par shares authorized		$222,765,183
Undistributed net investment income (loss)		(1,137,074)
Accumulated net realized gain (loss) on investments		(23,044,115)
Net unrealized appreciation (depreciation) on investments		(21,233,500)

NET ASSETS		$177,350,494

NET ASSET VALUE PER SHARE		$16.17

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACEAMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
30 Year U.S. Treasury Bonds	80	9/12	$11,837,500	$269,880

See notes to statements of net assets and notes to financial statements.

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NOTES TO STATEMENTS OF NET ASSETS

(b) This security was valued by the Board of Trustees. See Note A.

(c) Capital Trust Agency Housing Revenue Bonds in Bond Fund are no longer accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue
Bonds (Series 2005 Bonds).

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds
(Stonewall Jackson project) in Bond Fund are currently in default for interest. Effective October 2006, this security is no longer accruing interest

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) in Bond Fund are currently in default for interest. Effective November 2006, this security is no longer accruing interest. Subsequent to period end, this security was sold; interest of $416,556 was received.

(k) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Bond Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
GR: General Receipt
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LO: Limited Obligation
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

See notes to financial statements.

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STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

	Money Market	Tax-Free
Net Investment Income	PortfolIo	Bond fund
Investment Income:
Interest income	$461,036	$3,455,163

Expenses:
Investment advisory fee	550,161	538,325
Transfer agency fees and expenses	258,878	79,642
Distribution Plan expenses:
Class A	—	80,749
Trustees’ fees and expenses	22,494	9,266
Administrative fees:
Class O	572,167	—
Class A	—	40,000
Accounting fees	32,362	14,432
Custodian fees	58,872	10,505
Registration fees	13,326	10,205
Reports to shareholders	38,463	16,591
Professional fees	12,943	10,297
Miscellaneous	57,757	4,910
Total expenses	1,617,423	814,922
Reimbursement from Advisor:
Class O	(1,171,279)	—
Fees paid indirectly	(13,351)	(74)
Net expenses	432,793	814,848

Net Investment Income	28,243	2,640,315

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(44)	1,436,419
Futures	—	(995,083)
	(44)	441,336

Change in unrealized appreciation (depreciation) on:
Investments	—	2,992,010
Futures	—	269,880
	—	3,261,890

Net Realized and Unrealized Gain (Loss)	(44)	3,703,226

Net Increase (Decrease) In Net Assets Resulting
From Operations	$28,199	$6,343,541

See notes to financial statements.

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MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
Increase (Decrease) in Net Assets	2012	2011
Operations:
Net investment income	$28,243	$33,635
Net realized gain (loss)	(44)	5,620

Increase (Decrease) in Net Assets
Resulting from Operations	28,199	39,255

Distributions to shareholders from:
Net investment income:
Class O shares	(22,037)	(49,184)
Total distributions	(22,037)	(49,184)

Capital share transactions:
Shares sold:
Class O shares	104,143,211	249,304,638
Reinvestment of distributions:
Class O shares	20,816	46,074
Shares redeemed:
Class O shares	(139,574,937)	(320,160,541)
Total capital share transactions	(35,410,910)	(70,809,829)

Total Increase (Decrease) in Net Assets	(35,404,748)	(70,819,758)

Net Assets
Beginning of period	460,644,282	531,464,040
End of period (including undistributed net investment income of $14,881
and $8,675, respectively)	$425,239,534	$460,644,282

See notes to financial statements.

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	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
Capital Share Activity	2012	2011
Shares sold:
Class O shares	104,143,211	249,304,638
Reinvestment of distributions:
Class O shares	20,816	46,074
Shares redeemed:
Class O shares	(139,574,937)	(320,160,541)
Total capital share activity	(35,410,910)	(70,809,829)

See notes to financial statements.

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TAX-FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
Increase (Decrease) in Net Assets	2012	2011
Operations:
Net investment income	$2,640,315	$6,141,484
Net realized gain (loss)	441,336	(620,518)
Change in unrealized appreciation (depreciation)	3,261,890	9,524,625

Increase (Decrease) in Net Assets
Resulting from Operations	6,343,541	15,045,591

Distributions to shareholders from:
Net investment income	(2,641,067)	(6,124,971)
Total distributions	(2,641,067)	(6,124,971)

Capital share transactions:
Shares sold	5,020,065	8,042,140
Reinvestment of distributions	2,098,453	4,878,192
Redemption fees	—	379
Shares redeemed	(18,127,422)	(39,277,426)
Total capital share transactions	(11,008,904)	(26,356,715)

Total Increase (Decrease) in Net Assets	(7,306,430)	(17,436,095)

Net Assets
Beginning of period	184,656,924	202,093,019
End of period (including distributions in excess of
net investment income of $1,137,074
and $1,136,322, respectively)	$177,350,494	$184,656,924

Capital Share Activity
Shares sold	310,254	524,740
Reinvestment of distributions	129,748	318,995
Shares redeemed	(1,117,613)	(2,585,476)
Total capital share activity	(677,611)	(1,741,741)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios: Money Market and Tax-Free Bond. Money Market is registered as a diversified portfolio and Tax-Free Bond as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

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Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or, if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

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The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, securities valued at $2,298,240, or 1.3% of net assets, were fair valued in good faith under the direction of the Board in Tax-Free Bond.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Money Market		Valuation Inputs
Investments In Securities*	Level 1	Level 2	Level 3	Total
Municipal obligations	—	$431,220,828	—	$431,220,828
TOTAL	—	$431,220,828	—	$431,220,828

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Tax-Free Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Municipal obligations	—	$176,351,022	—	$176,351,022
TOTAL	—	$176,351,022	—	$176,351,022

Other financial instruments**	$269,880	-	-	$269,880

* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

Futures Contracts: Tax-Free Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.

During the six month period, Tax-Free Bond invested in 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 80 contracts and $4,287,956 weighted average notional value.

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Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Statements of Net Assets on page 28.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

	First	Next	Over
	$500 Million	$500 Million	$1 Billion
Money Market	.25%	.20%	.15%
Tax-Free Bond	.60%	.50%	.40%

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Under the terms of the agreement, $87,984 and $87,376 was payable at period end for Money Market and Tax-Free Bond, respectively. In addition, $127,900 was receivable at period end from the Advisor for reimbursement of operating expenses and $26,213 was payable at period end for operating expenses paid by the Advisor during June 2012, for Money Market and Tax-Free Bond, respectively.

The Advisor voluntarily reimbursed Money Market for expenses of $1,171,279 to maintain a positive yield during the six months ended June 30, 2012.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Money Market pays an annual fee, payable monthly, of .26% based on the Portfolio’s average daily net assets. Tax-Free Bond pays monthly an annual fee of $80,000. Under the terms of the agreement, $91,504 and $6,667 was payable at period end for Money Market and Tax-Free Bond, respectively.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Tax-Free Bond allows the Portfolio to pay CID for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Tax-Free Bond. The amount actually paid by Tax-Free Bond, is an annualized fee, payable monthly of .09% of the Portfolio’s average daily net assets of Class A. Under the terms of the agreement, $13,106 was payable at period end for Tax-Free Bond.

CID received $25,871 as its portion of commissions charged on sales of Tax-Free Bond during the six months ended June 30, 2012.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $132,229 and $16,646 for the six months ended June 30, 2012 for Money Market and Tax-Free Bond, respectively. Under the terms of the agreement, $21,025 and $2,702 was payable at period end for Money Market and Tax-Free Bond, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Trustee’s fees are allocated to each of the funds served.

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NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

tax-freeBond
Purchases	$ 10,426,670
Sales	19,207,467

The Portfolios may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2012, such purchase and sales transactions were:

	MONEY MARKET	TAX-FREE BOND
Purchases	$ 202,074,500	$ 32,520,000
Sales	134,870,000	35,120,000

CAPITAL LOSS CARRYFORWARDS

PRE-ENACTMENT

exPIratIon date	MONEY MARKET	TAX-FREE BOND
31-Dec-12	—	($2,278,445)
31-Dec-13	—	(616,112)
31-Dec-14	—	(8,160,996)
31-Dec-15	—	(4,279,054)
31-Dec-16	($31,228)	(565,078)
31-Dec-18	—	(6,629,505)

POST-ENACTMENT
TAX-FREE BOND
Short-term	($687,536)
Long-term	(267,694)

Capital losses may be utilized to offset future capital gains until expiration. Tax-Free Bond’s use of net capital loss carryforwards may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	MONEY MARKET	TAX-FREE BOND
Unrealized appreciation	—	$14,288,623
Unrealized (depreciation)	—	(35,739,802)
Net unrealized appreciation/(depreciation)	—	($21,451,179)

Federal income tax cost of investments	$431,220,828	$197,802,201

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. Money Market had no loans outstanding pursuant to this line of credit at June 30, 2012. Tax-Free Bond had $67,206 outstanding pursuant to this line of credit at June 30, 2012 with an interest rate of 1.42%.

For the six months ended June 30, 2012, borrowings by the Portfolios under the agreement were as follows:

		WEIGHTED		MONTH OF
	AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
	DAILY	INTEREST	AMOUNT	AMOUNT
PortfolIo	BALANCE	RATE	BORROWED	BORROWED
Money Market	$30,263	1.46%	$4,172,247	June 2012
Tax-Free Bond	14,504	1.44%	423,049	May 2012

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
Class O Shares	2012		2011	2010
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		.0001	.0001
Distributions from:
Net investment income	(**)		(.0001)	(.0001)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.01%	.01%
Ratios to average net assets: A
Net investment income	01	% (a)	.01%	.01%
Total expenses	73	% (a)	.72%	.70%
Expenses before offsets	20	% (a)	.24%	.36%
Net expenses	20	% (a)	.23%	.35%
Net assets, ending (in thousands)	$425,240		$460,644	$531,464

			Years Ended
	December 31,		December 31,	December 31
Class O Shares	2009		2008	2007
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.001		.018	.030
Distributions from:
Net investment income	(.001)		(.018)	(.030)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.07%		1.83%	3.06%
Ratios to average net assets: A
Net investment income	.08%		1.82%	3.00%
Total expenses	.73%		.68%	.68%
Expenses before offsets	.64%		.68%	.68%
Net expenses	.63%		.67%	.66%
Net assets, ending (in thousands)	$631,444		$760,722	$901,876

See notes to financial highlights.

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TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
Class A Shares	2012		2011	2010
Net asset value, beginning	$15.86		$15.10	$15.62
Income from investment operations:
Net investment income	.23		.49	.47
Net realized and unrealized gain (loss)	.32		.77	(.48)
Total from investment operations	.55		1.26	(.01)
Distributions from:
Net investment income	(.24)		(.50)	(.49)
Net realized gain	—		—	(.02)
Total distributions	(.24)		(.50)	(.51)
Total increase (decrease) in net asset value	.31		.76	(.52)
Net asset value, ending	$16.17		$15.86	$15.10

Total return*	3.47%		8.54%	(.13%)
Ratios to average net assets: A
Net investment income	2.94	% (a)	3.28%	3.02%
Total expenses	.91	% (a)	.91%	.90%
Expenses before offsets	.91	% (a)	.91%	.90%
Net expenses	.91	% (a)	.91%	.90%
Portfolio turnover	6%		10%	37%
Net assets, ending (in thousands)	$177,350		$184,657	$202,093

			Years Ended
	December 31,		December 31,	December 31,
Class A Shares	2009		2008	2007
Net asset value, beginning	$14.80		$16.24	$16.57
Income from investment operations:
Net investment income	.54		.62	.62
Net realized and unrealized gain (loss)	.85		(1.44)	(.33)
Total from investment operations	1.39		(.82)	.29
Distributions from:
Net investment income	(.54)		(.62)	(.62)
Net realized gain	(.03)		—	—
Total distributions	(.57)		(.62)	(.62)
Total increase (decrease) in net asset value	.82		(1.44)	(.33)
Net asset value, ending	$15.62		$14.80	$16.24

Total return*	9.50%		(5.18%)	1.80%
Ratios to average net assets: A
Net investment income	3.11%		3.93%	3.79%
Total expenses	.92%		.93%	.91%
Expenses before offsets	.92%		.93%	.91%
Net expenses	.92%		.92%	.90%
Portfolio turnover	101%		48%	47%
Net assets, ending (in thousands)	$234,009		$49,369	$53,381

See notes to financial highlights.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 43

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

** Net investment income and distributions from net investment income are less than
$0.0001 per share.

See notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 44

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry clas-sification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 46

held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 47

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account

Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments, Inc.
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT	CALVERT’S	Equity Funds
TAX-FREE	FAMILY OF FUNDS	Enhanced Equity Portfolio
RESERVES		Equity Portfolio
	Tax-Exempt Money	Large Cap Value Fund
	Market Funds	Social Index Fund
	CTFR Money Market Portfolio	Capital Accumulation Fund
International Equity Fund
	Taxable Money Market	Small Cap Fund
	Funds	Global Alternative Energy
	First Government Money	Fund
	Market Fund	Global Water Fund
	Money Market Portfolio	International Opportunities
Fund
	Municipal Funds	Equity Income Fund
Tax-Free Bond Fund
Balanced and Asset
	Taxable Bond Funds	Allocation Funds
	Bond Portfolio	Balanced Portfolio
	Income Fund	Conservative Allocation Fund
	Short Duration Income Fund	Moderate Allocation Fund
	Long-Term Income Fund	Aggressive Allocation Fund
Ultra-Short Income Fund
Government Fund
High-Yield Bond Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

               Not Applicable

Item 3.  Audit Committee Financial Expert.

            Not Applicable

Item 4.  Principal Accountant Fees and Services.

Not Applicable

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not Applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:       ___/s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: August 30, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:    August 30, 2012

            /s/ Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:    August 30, 2012